FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-02120


                              Security Income Fund
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               (Exact name of registrant as specified in charter)


                  One Security Benefit Place, Topeka, KS 66636
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                    (Address of principal executive offices)


              Richard M. Goldman, President, Security Income Fund,
                  One Security Benefit Place, Topeka, KS 66636
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (785) 438-3000

Date of Fiscal year-end:  12/31

Date of reporting period:  7/1/2009 - 6/30/2010

=================== Security Income Fund - US Intermediate Bond Series =========


There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


=================== Security Income Fund - High Yield Series ===================


BIMINI CAPITAL MANAGEMENT, INC.

Ticker:       BMNM           Security ID:  090319401
Meeting Date: JUN 15, 2010   Meeting Type: Annual
Record Date:  APR 30, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Frank E. Jaumot          For       Abstain      Management
2     Approve Omnibus Stock Plan              For       Against      Management
3     Ratify Auditors                         For       For          Management

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CIT GROUP INC.

Ticker:       CIT            Security ID:  125581801
Meeting Date: MAY 11, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director: John A. Thain           For       For          Management
1.2   Elect Director: Michael J. Embler       For       For          Management
1.3   Elect Director William M. Freeman       For       Against      Management
1.4   Elect Director: Arthur B. Newman        For       Against      Management
1.5   Elect Director: Daniel A. Ninivaggi     For       For          Management
1.6   Elect Director: R. Brad Oates           For       For          Management
1.7   Elect Director: Marianne Miller Parrs   For       Against      Management
1.8   Elect Director: Gerald Rosenfeld        For       For          Management
1.9   Elect Director: John R. Ryan            For       Against      Management
1.10  Elect Director: Seymour Sternberg       For       Against      Management
1.11  Elect Director: Peter J. Tobin          For       Against      Management
1.12  Elect Director: Laura S. Unger          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive For       Against      Management
      Officers' Compensation

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METALDYNE CORP

Ticker:       CRLYL          Security ID:  591160AB2
Meeting Date: FEB 12, 2010   Meeting Type: Written Consent
Record Date:  JAN 8, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       Abstain      Management

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MORRIS PUBLISHING GROUP LLC/MORRIS PUBLISHING FINANCE CO.

Ticker:       MORCO          Security ID:  618270AB8
Meeting Date: JAN 12, 2010   Meeting Type: Written Consent
Record Date:  DEC 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       Did Not Vote Management
2     Opt Out Release                         For       Did Not Vote Management

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R.H. DONNELLEY CORP.

Ticker:       RHDCQ          Security ID:  74955WAG4
Meeting Date: DEC 28, 2009   Meeting Type: Written Consent
Record Date:  OCT 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       Did Not Vote Management
2     Opt Out Release                         For       Did Not Vote Management

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R.H. DONNELLEY CORP.

Ticker:       RHDCQ          Security ID:  74955WAH2
Meeting Date: DEC 28, 2009   Meeting Type: Written Consent
Record Date:  OCT 30, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       Did Not Vote Management
2     Opt Out Release                         For       Did Not Vote Management

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READER'S DIGEST ASSOCIATION, INC., THE

Ticker:       RDA            Security ID:  755267AF8
Meeting Date: JAN 8, 2010    Meeting Type: Written Consent
Record Date:  NOV 25, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management

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SEMGROUP LP

Ticker:       SEMGP          Security ID:  81662TAA3
Meeting Date: OCT 21, 2009   Meeting Type: Written Consent
Record Date:  JUL 22, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       Did Not Vote Management

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STALLION OILFIELD SERVICES LTD

Ticker:                      Security ID:  852591AA4
Meeting Date: DEC 29, 2009   Meeting Type: Written Consent
Record Date:  NOV 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management

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U.S. SHIPPING PARTNERS L. P.

Ticker:       USSPQ          Security ID:  903414AB6
Meeting Date: SEP 25, 2009   Meeting Type: Written Consent
Record Date:  AUG 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                       SECURITY INCOME FUND
                                       (Registrant)

                                       By:  RICHARD M. GOLDMAN
                                            ------------------------------------
                                            Richard M. Goldman, President


                                       Date:  August 25, 2010